Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Newbury Street Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Daily Money | Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fnst_SupplementTextBlock	Supplement to the
Fidelity® Cash Management Funds:
Government Fund, Prime Fund, Tax-Exempt Fund, and Treasury Fund -
Daily Money Class
December 30, 2014
Prospectus

Effective the close of business on August 21, 2015, new positions in Prime Fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on August 21, 2015, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by August 21, 2015, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since August 21, 2015, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective May 15, 2015, references to Government Fund throughout this prospectus are no longer applicable.

At a special shareholder meeting of Prime Fund, shareholders approved a proposal to merge Prime Fund into Fidelity Government Money Market Fund. The Reorganization is expected to take place in the fourth quarter of 2015.

Effective May 31, 2015, the principal investment strategy for Treasury Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus is revised as follows:

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

This policy is subject to change only upon 60 days' prior notice to shareholders.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 10 for Tax-Exempt Fund and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.72%
Fee waiver and/or expense reimbursementA	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Daily Money Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.70%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 72
3 years	$ 224
5 years	$ 393
10 years	$ 887

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 14 for Treasury Fund.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.73%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Daily Money Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.70%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 72
3 years	$ 224
5 years	$ 395
10 years	$ 896

The following information supplements information for Treasury Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 15.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.